Income taxes - Net operating losses (Details) - Net operating losses in Canada	Sep. 30, 2025 CAD ($)
Income taxes
2036	$ 391,014
2037	747,861
2038	1,174,797
2039	1,732,039
2040	338,504
2041	5,518,336
2042	8,592,392
2043 and thereafter	35,326,471
Net operating losses	$ 53,821,414